SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Commercial Paper — 96.1%
[a]	AbbVie, Inc., 3.861% due 1/21/2026	$75,000,000	$ 74,849,583
	Agree LP,
[a]	4.197% due 1/5/2026	14,000,000	13,995,193
[a]	3.973% due 1/5/2026	8,000,000	7,997,393
[a]	3.983% due 1/5/2026	1,000,000	999,673
	Alimentation Couche-Tard, Inc.,
[a,b]	4.217% due 1/12/2026	31,000,000	30,964,436
[a,b]	4.225% due 1/6/2026	5,000,000	4,997,694
[a,b]	4.183% due 1/8/2026	3,000,000	2,997,945
[a,b]	4.07% due 1/9/2026	1,000,000	999,222
[a,b]	4.172% due 1/9/2026	11,000,000	10,991,231
[a,b]	3.997% due 1/14/2026	16,000,000	15,979,040
[a,b]	4.182% due 1/20/2026	2,300,000	2,295,285
[a,b]	3.99% due 1/23/2026	5,000,000	4,988,567
	American Honda Finance Corp.,
	4.227% due 1/6/2026	54,550,000	54,524,907
	4.202% due 2/12/2026	525,000	522,543
	4.185% due 2/4/2026	22,000,000	21,917,317
	American Transmission Co. LLC,
[a]	4.134% due 1/9/2026	3,000,000	2,997,632
[a]	3.885% due 1/27/2026	50,000,000	49,867,361
[a]	3.877% due 2/3/2026	11,000,000	10,962,747
	Arizona Public Service Co.,
	3.813% due 1/2/2026	30,000,000	30,000,000
	3.835% due 1/9/2026	7,000,000	6,994,855
	AutoZone, Inc.,
[a]	3.803% due 1/2/2026	46,000,000	46,000,000
[a]	3.785% due 1/8/2026	800,000	799,503
[a]	3.785% due 1/9/2026	45,000,000	44,967,362
	Avangrid, Inc.,
[a]	3.968% due 1/12/2026	12,000,000	11,987,000
[a]	4.03% due 2/11/2026	291,000	289,723
[a]	4.19% due 2/11/2026	250,000	248,861
[a]	3.897% due 3/19/2026	62,000,000	61,501,313
	Avery Dennison Corp.,
[a]	3.804% due 1/5/2026	1,500,000	1,499,531
[a]	3.901% due 1/27/2026	2,250,000	2,244,016
	Bell Telephone Co. of Canada or Bell Canada,
[a,b]	4.215% due 1/21/2026	20,000,000	19,956,406
[a,b]	3.96% due 1/5/2026	3,000,000	2,999,025
[a,b]	3.984% due 1/8/2026	2,000,000	1,998,693
[a,b]	3.998% due 1/15/2026	1,000,000	998,581
[a,b]	3.969% due 1/20/2026	19,000,000	18,962,950
[a,b]	4.036% due 2/26/2026	587,000	583,458
[a,b]	4.223% due 3/2/2026	13,525,000	13,433,676
[a,b]	4.223% due 3/3/2026	4,000,000	3,972,533
[a,b]	4.033% due 3/4/2026	250,000	248,327
[a]	Broadcom, Inc., 3.811% due 1/22/2026	2,000,000	1,995,833
	Canadian Pacific Railway Co.,
[a,b]	4.174% due 1/5/2026	18,000,000	17,993,850
[a,b]	3.961% due 1/7/2026	250,000	249,865
[a,b]	4.166% due 1/7/2026	1,200,000	1,199,318
[a,b]	4.073% due 1/12/2026	36,000,000	35,960,000
[a,b]	3.91% due 1/16/2026	20,000,000	19,970,056
	CenterPoint Energy Resources Corp.,
[a]	4.08% due 1/5/2026	12,500,000	12,495,823
[a]	4.09% due 1/5/2026	12,500,000	12,495,813
[a]	4.099% due 1/5/2026	15,000,000	14,994,962
[a]	3.839% due 1/6/2026	23,000,000	22,990,340
[a]	3.807% due 1/12/2026	12,000,000	11,987,500
	Chevron Phillips Chemical Co. LLC,
[a]	4.069% due 1/7/2026	1,000,000	999,444
[a]	4.053% due 2/10/2026	1,300,000	1,294,409
[a]	3.972% due 3/18/2026	26,000,000	25,789,833

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Cintas Corp. No. 2,
[a]	4.128% due 1/6/2026	$40,000,000	$ 39,982,000
[a]	3.784% due 1/5/2026	26,000,000	25,991,918
	Clorox Co.,
[a]	4.177% due 1/5/2026	23,500,000	23,491,971
[a]	4.144% due 1/7/2026	2,000,000	1,998,869
[a]	4.126% due 1/9/2026	20,000,000	19,984,250
[a]	3.908% due 1/12/2026	850,000	849,091
	Darden Restaurants, Inc., 4.013% due 1/5/2026	76,177,000	76,151,925
	Delmarva Power & Light Co., 3.963% due 1/5/2026	4,008,000	4,006,697
	Dominion Energy South Carolina, Inc., 4.194% due 1/5/2026	55,000,000	54,981,117
	DTE Electric Co., 3.892% due 1/16/2026	400,000	399,404
	Duke Energy Corp.,
[a]	4.097% due 1/28/2026	50,000,000	49,855,556
[a]	4.097% due 1/29/2026	20,000,000	19,940,000
[a,b]	Electricite de France SA, 3.948% due 2/17/2026	10,000,000	9,950,550
	Enbridge U.S., Inc.,
[a]	4.108% due 1/2/2026	25,000,000	25,000,000
[a]	4.018% due 1/9/2026	50,000,000	49,961,597
[a]	Entergy Corp., 4.20% due 3/2/2026	45,000,000	44,697,625
	Equifax, Inc.,
[a]	4.207% due 1/12/2026	25,000,000	24,971,389
[a]	3.803% due 1/2/2026	1,000,000	1,000,000
	EssilorLuxottica SA,
[a,b]	3.778% due 1/15/2026	2,150,000	2,147,112
[a,b]	3.816% due 1/26/2026	2,900,000	2,892,750
[a]	Evergy Kansas Central, Inc., 4.252% due 1/12/2026	20,000,000	19,976,833
	Evergy Metro, Inc.,
[a]	3.908% due 1/6/2026	4,538,000	4,536,059
[a]	3.919% due 1/6/2026	15,462,000	15,455,369
	Eversource Energy,
[a]	3.993% due 1/5/2026	750,000	749,754
[a]	4.223% due 1/5/2026	20,000,000	19,993,083
[a]	3.944% due 1/8/2026	14,000,000	13,990,947
[a]	4.022% due 1/9/2026	350,000	349,731
[a]	3.984% due 1/13/2026	1,500,000	1,498,203
[a]	3.936% due 1/27/2026	3,000,000	2,991,938
[a]	3.938% due 2/2/2026	35,000,000	34,883,362
[a]	Fiserv, Inc., 3.854% due 1/2/2026	43,000,000	43,000,000
	Honeywell International, Inc.,
[a]	4.012% due 2/4/2026	1,854,000	1,847,321
[a]	4.044% due 3/2/2026	2,616,000	2,599,065
[a]	3.924% due 3/18/2026	3,391,000	3,363,943
[a]	3.948% due 3/26/2026	9,750,000	9,663,455
[a]	HP, Inc., 3.867% due 1/12/2026	75,000,000	74,920,625
[a,b]	Imperial Brands Finance plc, 3.998% due 1/30/2026	74,500,000	74,272,278
	Intercontinental Exchange, Inc.,
[a]	3.899% due 1/12/2026	3,000,000	2,996,800
[a]	3.933% due 1/12/2026	71,000,000	70,923,675
	ITC Holdings Corp.,
[a]	4.168% due 1/26/2026	16,000,000	15,956,587
[a]	4.18% due 2/9/2026	31,000,000	30,866,493
[a]	4.18% due 3/10/2026	3,500,000	3,473,423
	J.M. Smucker Co.,
[a]	3.909% due 1/6/2026	510,000	509,782
[a]	4.122% due 1/6/2026	1,809,000	1,808,186
	Keurig Dr. Pepper, Inc.,
[a]	4.356% due 1/16/2026	22,000,000	21,963,468
[a]	3.804% due 1/5/2026	250,000	249,922
[a]	3.964% due 1/7/2026	1,000,000	999,458
[a]	3.967% due 1/8/2026	50,000,000	49,967,500
[a]	4.121% due 1/9/2026	950,000	949,252
[a]	3.858% due 1/14/2026	1,000,000	998,733
	Komatsu Finance America, Inc.,
[a]	3.832% due 1/15/2026	2,250,000	2,246,937

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
[a]	3.832% due 1/16/2026	$ 3,000,000	$ 2,995,602
[a]	3.863% due 1/16/2026	500,000	499,261
	Marriott International, Inc.,
[a]	4.099% due 1/2/2026	17,000,000	17,000,000
[a]	3.858% due 1/12/2026	3,000,000	2,996,833
[a]	4.083% due 1/14/2026	2,000,000	1,997,327
[a]	McCormick & Co., Inc., 3.916% due 2/2/2026	75,000,000	74,751,354
[a,b]	Medtronic Global Holdings SCA, 3.859% due 1/7/2026	53,525,000	53,496,751
	Mitsubishi HC Finance America LLC,
	4.166% due 1/5/2026	12,097,000	12,092,887
	4.173% due 1/5/2026	10,000,000	9,996,592
	4.183% due 1/5/2026	4,000,000	3,998,633
	4.177% due 1/20/2026	12,994,000	12,967,427
	4.068% due 1/12/2026	500,000	499,444
	3.967% due 1/20/2026	330,000	329,357
	4.077% due 1/26/2026	4,260,000	4,248,640
[a]	Mohawk Industries, Inc., 3.815% due 1/8/2026	18,000,000	17,988,720
	Mondelez International, Inc.,
[a]	4.082% due 2/2/2026	34,300,000	34,181,856
[a]	4.103% due 2/2/2026	12,475,000	12,431,816
	Northern Illinois Gas Co.,
	3.826% due 1/7/2026	12,000,000	11,993,717
	3.87% due 1/8/2026	20,000,000	19,987,300
	Oglethorpe Power Corp.,
[a]	4.153% due 1/6/2026	3,007,000	3,005,637
[a]	4.153% due 1/7/2026	17,450,000	17,440,112
[a]	4.015% due 1/8/2026	300,000	299,803
[a]	4.153% due 1/8/2026	6,789,000	6,784,383
[a]	3.858% due 1/14/2026	315,000	314,601
[a]	3.987% due 1/14/2026	6,320,000	6,311,742
[a]	3.987% due 1/16/2026	4,000,000	3,993,902
	ONE Gas, Inc.,
[a]	3.875% due 1/5/2026	11,000,000	10,996,498
[a]	3.94% due 1/9/2026	11,600,000	11,591,248
[a]	3.953% due 1/12/2026	12,300,000	12,286,709
[a]	3.919% due 1/14/2026	20,000,000	19,974,267
	Oracle Corp.,
[a]	4.184% due 1/13/2026	1,020,000	1,018,722
[a]	4.157% due 1/16/2026	4,250,000	4,243,257
[a]	4.178% due 1/16/2026	500,000	499,203
[a]	4.281% due 1/16/2026	250,000	249,592
[a]	4.016% due 2/2/2026	66,576,000	66,350,122
[a]	4.026% due 2/2/2026	1,000,000	996,599
[a]	4.125% due 3/11/2026	1,000,000	992,388
[a]	4.242% due 6/25/2026	1,000,000	980,183
	Penske Truck Leasing Co. LP,
	4.138% due 1/7/2026	10,000,000	9,994,375
	4.145% due 1/22/2026	45,945,000	45,841,624
	4.197% due 2/9/2026	2,000,000	1,991,344
	4.099% due 1/2/2026	9,000,000	9,000,000
	4.128% due 1/20/2026	770,000	768,441
	4.192% due 2/13/2026	12,000,000	11,942,600
	4.209% due 2/13/2026	250,000	248,798
[a]	PPL Capital Funding, Inc., 4.194% due 1/12/2026	57,000,000	56,934,925
[a]	Public Service Co. of Colorado, 3.874% due 1/2/2026	68,000,000	68,000,000
[a]	Public Service Enterprise Group, Inc., 3.966% due 1/13/2026	382,000	381,545
[a]	Rockwell Automation, Inc., 3.867% due 1/26/2026	18,000,000	17,954,400
	Ryder System, Inc., 3.96% due 1/5/2026	30,000,000	29,990,250
	Sempra,
[a]	4.259% due 1/5/2026	28,000,000	27,990,247
[a]	4.259% due 1/6/2026	25,000,000	24,988,389
[a]	3.886% due 1/6/2026	21,000,000	20,991,063
	Sherwin-Williams Co.,
[a]	3.874% due 1/26/2026	20,500,000	20,447,930

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
[a]	3.813% due 1/27/2026	$ 8,000,000	$ 7,979,167
[a]	3.844% due 1/28/2026	5,000,000	4,986,350
	Southern Co. Gas Capital Corp.,
[a]	3.836% due 1/8/2026	12,000,000	11,992,440
[a]	3.836% due 1/9/2026	14,602,000	14,591,268
	Spire, Inc.,
[a]	3.889% due 1/13/2026	10,000,000	9,988,297
[a]	3.911% due 1/13/2026	12,300,000	12,285,530
[a]	3.914% due 1/15/2026	2,000,000	1,997,219
	Sysco Corp.,
[a]	3.762% due 1/2/2026	60,000,000	60,000,000
[a]	4.173% due 2/17/2026	250,000	248,697
	Telstra Group Ltd.,
[a,b]	4.149% due 1/30/2026	52,000,000	51,836,200
[a,b]	3.974% due 2/2/2026	21,000,000	20,929,475
	Toyota Motor Credit Corp., 4.236% due 1/16/2026	425,000	424,314
	Virginia Electric & Power Co., 4.142% due 1/5/2026	250,000	249,915
[a]	Waste Management, Inc., 4.153% due 1/7/2026	43,000,000	42,975,633
[a]	WEC Energy Group, Inc., 3.94% due 1/5/2026	2,000,000	1,999,353
	Western Union Co.,
[a]	3.803% due 1/2/2026	27,000,000	27,000,000
[a]	3.813% due 1/2/2026	22,000,000	22,000,000
	Williams Cos., Inc., 3.887% due 1/8/2026	74,200,000	74,152,636
	Total Commercial Paper (Cost $2,945,091,541)		2,945,091,541
	Mutual Fund — 1.1%
[c]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.70%,	34,293,143	34,293,143
	Total Mutual Fund (Cost $34,293,143)		34,293,143
	Total Investments — 97.2% (Cost $2,979,384,684)		$2,979,384,684
	Other Assets Less Liabilities — 2.8%		85,051,352
	Net Assets — 100.0%		$3,064,436,036

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $2,434,874,482, representing 79.46% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2025.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities held with a maturity of less than 60 days from trade date and other short-term investments are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.